Shareholder Report, Average Annual Return (Details) 191784_Carillon Eagle Mid Cap Growth Fund_Class R-6_TSR Annual {Class R-6}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R-6 (without sales charge)
Average Annual Return, Percent	4.92%	3.50%	11.45%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%